Business Segment and Geographical Information - Distribution of Income from Operations, Excluding Restructuring, by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 385,847	$ 346,091	$ 319,853
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	269,196	240,115	218,334
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	36,904	26,351	36,509
U.S.
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	58,340	58,164	44,590
Other
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 21,407	$ 21,461	$ 20,420